SCHEDULE OF GENERAL AND ADMINISTRATIVE (Details) - USD ($)		3 Months Ended		9 Months Ended
	Oct. 22, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Salaries and related expenses		$ 345,000	$ 266,000	$ 1,019,000	$ 711,000
Professional services	$ 457,477.91	947,000	225,000	1,363,000	571,000
Consulting and director fees		536,000	375,000	1,320,000	943,000
Travel		19,000	10,000	110,000	86,000
Office and general		336,000	216,000	850,000	700,000
Regulatory and filing fees		18,000	48,000	132,000	119,000
Shareholder relations		37,000	26,000	85,000	108,000
Total		$ 2,238,324	$ 1,166,461	$ 4,878,820	$ 3,238,314